                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 09/30/05

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Northaven Management Co.

Address: 200 Park Ave, 39th Floor
        New York, NY 10166



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Morley
Title: Client Service Representative
Phone: 212-713-9117


Signature, Place, and Date of Signing:

James Morley                    New York, NY                    11/4/05
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                                    FORM 13F


REPORTING MANAGER: UBS SECURITIES LLC

                                                         VALUATION CURRENCY: USD

     COLUMN 1         COLUMN 2    COLUMN 3     COLUMN 4       COLUMN 5          COLUMN 6          COLUMN 7          COLUMN 8
------------------    ---------   --------     --------       --------   --------------------    --------    ----------------------
                                                FAIR          SHARES     INVEST. DESC. SHARED                   VOTING AUTHORITY
                      TITLE OF     CUSIP        MARKET          OF
  NAME OF ISSUER       CLASS       NUMBER       VALUE         PRN AMT    SOLE   SHARED  OTHER    MANAGERS    SOLE     SHARED   NONE
------------------    ---------   --------     --------       -------    ---   ---- ----------   --------    ----     ------   ----
***AEGON NV-ORD
 AMERICAN R           COMMON      7924103  $ 1,746,250.00     117,198  N   X                      NORT    117,198
AEGON NV              FSTK        5927375  $ 7,311,963.00     492,625  N   X                      NORT    492,625
ASTORIA FINANCIAL
 CORP                 COMMON     46265104  $   660,500.00      25,000  N   X                      NORT    25,000
ASSURANT INC          COMMON     04621X108 $ 5,328,400.00     140,000  N   X                      NORT    140,000
AON CORP              COMMON     37389103  $ 1,764,400.00      55,000  N   X                      NORT    55,000
ARES CAPITAL CORP     OTC EQ     04010L103 $ 9,005,266.00     553,149  N   X                      NORT    553,149
AXIS CAPITAL
 HOLDINGS LTD         COMMON     G0692U109 $11,767,445.00     412,748  N   X                      NORT    412,748
BANK OF AMER CORP     COMMON     60505104  $ 7,661,358.00     181,980  N   X                      NORT    181,980
BENFIELD
 GROUP LTD            BSTK        3305672  $ 1,922,975.00     350,000  N   X                      NORT    350,000
CALL BANK OF
 NY SEP 35            CALL O     0640576AF $   210,000.00     200,000  C   X                      NORT    200,000
CITIGROUP INC         COMMON     172967101 $ 7,843,096.00     172,300  N   X                      NORT    172,300
CENTENNIAL BANK
 HLDG INC 1           OTC EQ     151345204 $ 4,567,500.00     435,000  N   X                      NORT    435,000
CONNCECTICUT
 BANK & TRUST         OTC EQ     207546102 $ 2,462,500.00     250,000  N   X                      NORT    250,000
DIME COMMUNITY
 BANCSHARES           OTC EQ     253922108 $ 2,551,418.00     173,330  N   X                      NORT    173,330
WTS DIME BANCORP
 INC NEW              OTC EQ     25429Q110 $    66,204.00     413,775  N   X                      NORT    413,775
E TRADE GROUP INC     COMMON     269246104 $ 3,960,000.00     225,000  N   X                      NORT    225,000
FLUSHING FINANCIAL
 CORP                 OTC EQ     343873105 $ 1,335,792.00      81,600  N   X                      NORT    81,600
FPIC INSURANCE
 GROUP INC            OTC EQ     302563101 $ 3,372,263.00      93,700  N   X                      NORT    93,700
GREATER BAY BANCORP   OTC EQ     391648102 $ 8,701,000.00     353,125  N   X                      NORT    353,125
GREENE COUNTY
 BANCSHARES I         OTC EQ     394361208 $ 2,588,000.00     100,000  N   X                      NORT    100,000
GFI GROUP INC         OTC EQ     361652209 $ 5,887,310.00     143,000  N   X                      NORT    143,000
CALL GENWORTH
 FIN OCT 30           CALL O     37247D5JF $   214,200.00      95,200  C   X                      NORT    95,200
GENWORTH
 FINANCIAL INC        COMMON     37247D106 $20,351,500.00     631,250  N   X                      NORT    631,250
HUNTINGTON
 BANCSHARES INC       OTC EQ     446150104 $ 4,156,388.00     184,975  N   X                      NORT    184,975
HIGH RIDGE CAPITAL
 PARTNER              OTC EQ     HIGHRIDG  $ 5,678,540.00  5,678,540   N   X                      NORT    5,678,540
HARRINTON WEST
 FINANCIAL            OTC EQ     41383L104 $ 2,544,762.00     148,860  N   X                      NORT    148,860
INDEPENDENCE
 COMMUNITY BAN        OTC EQ     453414104 $ 4,701,863.00     137,925  N   X                      NORT    137,925
IRWIN FINANCIAL CORP  COMMON     464119106 $ 5,235,642.00     256,775  N   X                      NORT    256,775
INDEPENDENT BANK
 CORP-MASS            OTC EQ     453836108 $ 5,673,374.00     186,747  N   X                      NORT    186,747
UNITED AMERICA
 INDEMNITY            OTC EQ     90933T109 $ 4,887,088.00     267,200  N   X                      NORT    267,200
JANUS CAPITAL
 GROUP INC            COMMON     47102X105 $ 2,969,475.00     205,500  N   X                      NORT    205,500
CALL JPMORGAN CHA
 SEP 37.5             CALL O     61688K5AD $    56,250.00     250,000  C   X                      NORT    250,000
JAMES RIVER
 GROUP INC            OTC EQ     470359100 $ 2,728,000.00     155,000  N   X                      NORT    155,000
KANSAS CITY LIFE
 INSURANCE            OTC EQ     484836101 $ 7,173,215.00     140,184  N   X                      NORT    140,184
KMG AMERICA CORP      COMMON     482563103 $ 9,633,600.00  1,204,200   N   X                      NORT    1,204,200
MBNA CORP             COMMON     55262L100 $ 2,377,760.00      96,500  N   X                      NORT    96,500
LEGACY BK
 HARRISBURG PA        OTC EQ     52463U104 $ 4,262,628.00     302,851  N   X                      NORT    302,851
CALL MELLON FNCL
 MAY 27.5             CALL O     58551P4AF $   416,250.00     150,000  C   X                      NORT    150,000
MELLON FINL CORP      COMMON     58551A108 $ 6,953,475.00     217,500  N   X                      NORT    217,500
MERRILL LYNCH
 & CO INC             COMMON     590188108 $13,202,520.00     215,200  N   X                      NORT    215,200
MGIC INVESTMENT
 CORP-WIS             COMMON     552848103 $ 4,494,000.00      70,000  N   X                      NORT    70,000
MORGAN STANLEY
 DEAN WITTER          COMMON     617446448 $12,519,474.00     232,100  N   X                      NORT    232,100
MAX RE CAPITAL LTD    OTC EQ     G6052F103 $12,383,845.00     499,550  N   X                      NORT    499,550
ANNALY MORTGAGE
 MANAGEMENT           COMMON     35710409  $ 2,092,720.00     161,600  N   X                      NORT    161,600
PMI GROUP INC         COMMON     69344M101 $ 9,413,307.00     236,100  N   X                      NORT    236,100
PROCENTURY
 CORPOATION           OTC EQ     74268T108 $ 4,962,832.00     485,600  N   X                      NORT    485,600
CHARLES SCHWAB
 CORP NEW             COMMON     808513105 $ 9,523,800.00     660,000  N   X                      NORT    660,000
SEABRIGHT INSURANCE
 HLDG I               OTC EQ     811656107 $ 1,754,664.00     135,600  N   X                      NORT    135,600
SOUND FEDERAL
 BANCORP INC          OTC EQ     83607V104 $ 4,174,826.00     249,840  N   X                      NORT    249,840
SOVEREIGN
 BANCORP INC          COMMON     845905108 $ 5,185,461.00     235,275  N   X                      NORT    235,275
CALL STPAULTRAVEL
 JAN 35               CALL O     7928607AG $   402,500.00      35,000  C   X                      NORT    35,000
ST PAUL TRAVELERS
 COMPANIE             COMMON     792860108 $10,571,372.00     235,600  N   X                      NORT    235,600
TRANSCOMMUNITY
 FINANCIAL C          OTC EQ     893548107 $ 2,860,840.00     386,600  N   X                      NORT    386,600
U S BANCORP-DEL       COMMON     902973304 $10,617,048.00     378,100  N   X                      NORT    378,100
U S I HOLDINGS CORP   OTC EQ     90333H101 $ 1,883,550.00     145,000  N   X                      NORT    145,000
WESTERN ALLIANCE
 BANCORP              COMMON     957638109 $ 2,810,000.00     100,000  N   X                      NORT    100,000
WACHOVIA CORP
 2ND NEW              COMMON     929903102 $11,143,674.00     234,160  N   X                      NORT    234,160
WESTBANK CORP         OTC EQ     957116106 $   183,515.00      12,700  N   X                      NORT    12,700
WADDELL & REED
 FINANCIAL I          COMMON     930059100 $ 4,000,260.00     206,625  N   X                      NORT    206,625
WELLS FARGO
 & CO-NEW             COMMON     949746101 $ 8,574,648.00     146,400  N   X                      NORT    146,400
CALL WASH MUT
 INC SEP 35           CALL O     9393227AH $   465,000.00     150,000  C   X                      NORT    150,000